RELATED PARTY TRANSACTIONS (Details Narrative)							6 Months Ended		12 Months Ended
	Mar. 18, 2024	Apr. 20, 2023 $ / shares shares	Apr. 13, 2023 USD ($)	Apr. 13, 2023 EUR (€)	Feb. 23, 2023 shares	Mar. 16, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 10, 2024 USD ($)	Jun. 12, 2024 USD ($)	Apr. 18, 2024 USD ($)	Feb. 23, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 13, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jun. 13, 2023 USD ($) $ / shares	Apr. 20, 2023 EUR (€)	Apr. 13, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 05, 2022 USD ($) $ / shares	Sep. 17, 2021 $ / shares	Dec. 31, 2019 $ / shares
Related Party Transaction [Line Items]
Warrants purchase price | $ / shares																									$ 11.50
Third-party financing									$ 898,000	$ 306,500
First extension note									1,680,000	1,195,000
Professional fees									10,000
Xtribe PLC [Member]
Related Party Transaction [Line Items]
Stock issued during period, value							$ 6,332,040
Related party receivables							1,600,550			863,800
Aggregate principal amount																			$ 520,000				$ 125,000
Third-party financing							3,343,792	$ 937,390		2,312,944	2,577,332
Conversion price per share | $ / shares																										$ 4.50
Owed to related party							12,193			12,258
Due from the officer							250,040			188,540	105,960
Accrued wages payable to an officer							410,746			295,746	180,746
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Owed to related party									345,000
Common Stock [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Conversion price per share | $ / shares		$ 6.57
Conversion price per share	May 31, 2025
March 2021 Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount						$ 300,000
Third-party financing										300,000
October 2023 Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																			1,000,000
Promissory note related party									904,500
First Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																								$ 750,000
First extension note									750,000	750,000
First Extension Note [Member] | Private Warrant [Member]
Related Party Transaction [Line Items]
Conversion price per share | $ / shares																								$ 0.50
Second Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																				$ 390,000
Conversion price per share | $ / shares																				$ 0.50
First extension note									390,000	390,000
Third Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																		$ 330,000
First extension note									330,000	55,000
Fourth Extension Note [Member]
Related Party Transaction [Line Items]
First extension note									180,000	0
Fifth Extension Note [Member]
Related Party Transaction [Line Items]
First extension note									30,000	0
Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount									1,740,000
Related Party [Member]
Related Party Transaction [Line Items]
Related party receivables									97,434
Owed to related party									$ 345,000	225,000
Related Party [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Owed to related party							4,764,656			2,225,748	732,683
Due to related parties, non current							1,569,139			6,466,319	5,201,157
Loans owed by the Company																							7.00%
Related Party [Member] | Xtribe PLC [Member] | CRM Atlantic Limited Xtribe Convertible 2023 [Member]
Related Party Transaction [Line Items]
Owed to related party										6,022,250						€ 5,450,000
Related Party [Member] | Consulting Arrangements [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Owed to related party							425,262			468,377	74,399
Consulting expenses							$ 349,569	$ 119,266		222,209	135,100
Related Party [Member] | March 2021 Promissory Note [Member]
Related Party Transaction [Line Items]
Related party receivables											0
Related Party [Member] | CRM Atlantic Limited Xtribe Convertible 2023 notes [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Owed to related party										6,022,250						€ 5,450,000
Sponsor [Member] | First Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																								$ 750,000
Sponsor [Member] | Second Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																				$ 390,000
Sponsor [Member] | Third Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																	$ 330,000
Sponsor [Member] | Fourth Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount													$ 180,000
Sponsor [Member] | Fifth Extension Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount												$ 180,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Warrants purchase of common stock, shares | shares						10,900,000
Warrants purchase price | $ / shares						$ 0.50
Issuance of warrants, value						$ 5,450,000
Amount deposit in trust account						$ 3,450,000
Sale of stock price per share | $ / shares						$ 10.10
Private Placement Warrants [Member] | March 2021 Promissory Note [Member]
Related Party Transaction [Line Items]
Common stock, conversion price | $ / shares						0.50
Private Placement Warrants [Member] | March 2021 Promissory Note [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Warrants purchase price | $ / shares						$ 11.50
Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares | shares						2,875,000
Stock issued during period, value						$ 25,000
Stock issued during period, shares issued for services | shares									28,000
Sponsor [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Aggregate principal amount														$ 303,000					$ 520,000				$ 125,000
Director [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares issued for services | shares						277,576
Certain Members [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares issued for services | shares						60,000
Directors And Certain Members [Member]
Related Party Transaction [Line Items]
Capital contribution for transfer of founder shares to directors and advisors, shares | shares						337,576
Fair value of shares issued						$ 34
Chief Executive Officer [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Third-party financing			$ 313,500	€ 285,000
Chief Executive Officer [Member] | Xtribe PLC [Member] | CRM Atlantic Limited Xtribe Convertible 2023 [Member]
Related Party Transaction [Line Items]
Number of shares converted | shares		54,450
Chief Executive Officer [Member] | Xtribe PLC [Member] | CRM Notes [Member]
Related Party Transaction [Line Items]
Number of shares converted | shares					895,687
Chief Executive Officer [Member] | Seven Stockholders And Another Relative [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Loans owed by the Company											5,678,695
Chief Executive Officer [Member] | Other Stockholders [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Loans owed by the Company			$ 711,280																			€ 646,619
Chief Executive Officer [Member] | Related Party [Member] | Xtribe PLC [Member]
Related Party Transaction [Line Items]
Owed to related party											477,538
Loans owed by the Company										$ 2,602,873					$ 5,886,000						€ 5,450,000
Due to related parties, non current											$ 5,201,157